Note 14 - Fair Value (Details) - Financial Liabilities Carried at Fair Value on Recurring Basis (USD $)	Dec. 31, 2013	Dec. 31, 2012
Liabilities
Contingent payments related to sale of wind farm project	$ 600,049
Total liabilities	1,060,049	1,123,509
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Liabilities
Interest rate swap	460,000	1,123,509
Fair Value, Inputs, Level 2 [Member]
Liabilities
Total liabilities	460,000	1,123,509
Fair Value, Inputs, Level 3 [Member]
Liabilities
Contingent payments related to sale of wind farm project	600,049
Total liabilities	600,049
Interest Rate Swap [Member]
Liabilities
Interest rate swap	$ 460,000	$ 1,123,509